Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	$ 42,899		$ 2,524
Derivative liabilities, fair Value	2,371		4,933
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	62,971		1,270
Derivative liabilities,notional Value	985		870
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value		$ 985		$ 870
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		62,971		1,270
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	42,899		2,524
Derivative liabilities, fair Value	$ 2,371		$ 4,933
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value		2,371		4,933
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		$ 42,899		$ 2,524